Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
May 23, 2025
Via EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Principal Funds, Inc.
PRE 14A
File No. 811-07572
Dear SEC Reviewer,
Principal Funds, Inc. (the "Registrant") is filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, with the U.S. Securities and Exchange Commission (the "SEC") a Preliminary 14A Proxy Statement (the “Proxy Statement”), together with the proposed proxy card.
The Proxy Statement is being filed to solicit proxies from shareholders of the Blue Chip Fund (the "Fund"), a series of the Registrant, to change the Fund's sub-classification under the Investment Company Act of 1940, as amended, from "diversified" to "non-diversified" and to change the related fundamental investment restriction at a Special Meeting of Shareholders of the Fund to be held on July 15, 2025. The Fund first informed shareholders of the proposal set forth in the Proxy Statement in supplements to its Registration Statement filed on March 17, 2025.
We intend to file the Definitive 14A Proxy Statement on June 4, 2025, or as soon as reasonably practicable thereafter.
If you have questions or comments, please call me at (515) 247-5419.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Counsel and Assistant Secretary, Registrant